Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
June 30, 2023
AFF40-NPRT1-0823
1.818366.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $3,865,569)	3,880,000	3,867,025

Domestic Equity Funds - 47.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,822,449	159,955,795
Fidelity Advisor Series Growth Opportunities Fund (c)	9,869,453	113,005,236
Fidelity Advisor Series Small Cap Fund (c)	5,505,096	63,583,854
Fidelity Series All-Sector Equity Fund (c)	5,576,834	57,831,766
Fidelity Series Commodity Strategy Fund (c)	185,853	17,990,596
Fidelity Series Large Cap Stock Fund (c)	12,324,986	232,942,232
Fidelity Series Large Cap Value Index Fund (c)	1,720,939	24,901,991
Fidelity Series Opportunistic Insights Fund (c)	8,068,162	138,530,349
Fidelity Series Small Cap Core Fund (c)	46,529	477,857
Fidelity Series Small Cap Opportunities Fund (c)	6,042,430	77,826,502
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,652,753	146,591,628
Fidelity Series Value Discovery Fund (c)	10,127,605	150,091,101
TOTAL DOMESTIC EQUITY FUNDS (Cost $936,526,380)		1,183,728,907

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,890,943	69,744,845
Fidelity Series Emerging Markets Fund (c)	6,148,630	51,095,116
Fidelity Series Emerging Markets Opportunities Fund (c)	16,518,107	279,981,910
Fidelity Series International Growth Fund (c)	11,171,970	183,555,459
Fidelity Series International Small Cap Fund (c)	3,014,899	48,931,813
Fidelity Series International Value Fund (c)	16,640,553	184,044,518
Fidelity Series Overseas Fund (c)	14,643,405	183,628,304
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $842,997,192)		1,000,981,965

Bond Funds - 10.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	265,318	2,096,012
Fidelity Series Emerging Markets Debt Fund (c)	1,658,933	12,276,103
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	439,234	4,128,797
Fidelity Series Floating Rate High Income Fund (c)	246,702	2,210,448
Fidelity Series High Income Fund (c)	1,555,739	12,741,505
Fidelity Series International Credit Fund (c)	141,228	1,088,865
Fidelity Series International Developed Markets Bond Index Fund (c)	1,657,941	14,225,135
Fidelity Series Investment Grade Bond Fund (c)	7,289,827	72,533,783
Fidelity Series Long-Term Treasury Bond Index Fund (c)	23,512,718	141,546,564
Fidelity Series Real Estate Income Fund (c)	358,012	3,429,756
TOTAL BOND FUNDS (Cost $315,668,282)		266,276,968

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	3,040,728	3,041,336
Fidelity Series Government Money Market Fund 5.17% (c)(e)	28,606,210	28,606,210
Fidelity Series Short-Term Credit Fund (c)	9,210	88,508
TOTAL SHORT-TERM FUNDS (Cost $31,735,866)		31,736,054

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,130,793,289)	2,486,590,919
NET OTHER ASSETS (LIABILITIES) - 0.0%	(870,384)
NET ASSETS - 100.0%	2,485,720,535

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	494	Sep 2023	55,459,219	(921,751)	(921,751)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	563	Sep 2023	60,293,781	(928,024)	(928,024)

TOTAL PURCHASED					(1,849,775)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	Sep 2023	17,728,588	(549,153)	(549,153)
ICE MSCI EAFE Index Contracts (United States)	118	Sep 2023	12,717,450	(94,379)	(94,379)
ICE MSCI Emerging Markets Index Contracts (United States)	442	Sep 2023	22,053,590	196,976	196,976

TOTAL SOLD					(446,556)

TOTAL FUTURES CONTRACTS					(2,296,331)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,567,031.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,643,694	16,488,370	18,090,728	54,672	-	-	3,041,336	0.0%
Total	4,643,694	16,488,370	18,090,728	54,672	-	-	3,041,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,082,070	2,436,000	14,133,230	-	(1,456,449)	19,027,404	159,955,795
Fidelity Advisor Series Growth Opportunities Fund	108,961,000	2,314,388	12,809,813	-	(1,640,490)	16,180,151	113,005,236
Fidelity Advisor Series Small Cap Fund	61,904,865	2,711,242	3,498,339	-	(181,210)	2,647,296	63,583,854
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,135,528	32,510	26,883	314	(161)	(44,982)	2,096,012
Fidelity Series All-Sector Equity Fund	55,701,871	718,378	3,930,347	-	(215,323)	5,557,187	57,831,766
Fidelity Series Canada Fund	66,506,980	2,674,740	2,063,116	-	123,192	2,503,049	69,744,845
Fidelity Series Commodity Strategy Fund	16,606,223	1,956,414	180,208	-	(2,077)	(389,756)	17,990,596
Fidelity Series Emerging Markets Debt Fund	11,719,965	598,050	124,946	178,102	(259)	83,293	12,276,103
Fidelity Series Emerging Markets Debt Local Currency Fund	4,001,355	54,732	45,701	-	(294)	118,705	4,128,797
Fidelity Series Emerging Markets Fund	39,623,726	10,516,349	-	-	-	955,041	51,095,116
Fidelity Series Emerging Markets Opportunities Fund	276,105,709	-	4,068,398	-	(1,162,684)	9,107,283	279,981,910
Fidelity Series Floating Rate High Income Fund	2,134,765	80,450	26,884	48,254	6	22,111	2,210,448
Fidelity Series Government Money Market Fund 5.17%	24,389,496	7,124,296	2,907,582	306,902	-	-	28,606,210
Fidelity Series High Income Fund	11,843,238	1,008,843	129,752	181,063	(152)	19,328	12,741,505
Fidelity Series International Credit Fund	1,090,491	8,271	-	8,270	-	(9,897)	1,088,865
Fidelity Series International Developed Markets Bond Index Fund	10,181,417	4,317,028	144,280	143,028	(243)	(128,787)	14,225,135
Fidelity Series International Growth Fund	175,734,942	3,652,239	2,945,537	-	(14,945)	7,128,760	183,555,459
Fidelity Series International Small Cap Fund	48,163,483	655,009	547,463	-	(5,127)	665,911	48,931,813
Fidelity Series International Value Fund	175,082,386	5,908,222	4,409,238	-	86,095	7,377,053	184,044,518
Fidelity Series Investment Grade Bond Fund	57,106,029	16,984,322	657,528	606,994	(2,201)	(896,839)	72,533,783
Fidelity Series Large Cap Stock Fund	224,057,790	2,901,635	9,703,665	-	991,975	14,694,497	232,942,232
Fidelity Series Large Cap Value Index Fund	23,801,739	907,313	821,573	-	19,938	994,574	24,901,991
Fidelity Series Long-Term Treasury Bond Index Fund	136,442,796	10,682,654	1,374,399	1,018,073	(13,833)	(4,190,654)	141,546,564
Fidelity Series Opportunistic Insights Fund	132,870,816	1,719,326	9,139,743	-	(1,575,941)	14,655,891	138,530,349
Fidelity Series Overseas Fund	175,562,082	3,676,259	3,533,617	-	(69,440)	7,993,020	183,628,304
Fidelity Series Real Estate Income Fund	3,975,769	122,295	699,082	62,737	(55,077)	85,851	3,429,756
Fidelity Series Short-Term Credit Fund	76,752	12,149	-	590	-	(393)	88,508
Fidelity Series Small Cap Core Fund	-	457,910	1,866	279	(47)	21,860	477,857
Fidelity Series Small Cap Opportunities Fund	75,669,093	2,253,880	4,123,693	-	(281,406)	4,308,628	77,826,502
Fidelity Series Stock Selector Large Cap Value Fund	141,022,204	4,050,799	4,962,173	-	152,832	6,327,966	146,591,628
Fidelity Series Value Discovery Fund	144,068,648	5,256,444	3,585,384	-	7,133	4,344,260	150,091,101
	2,360,623,228	95,792,147	90,594,440	2,554,606	(5,296,188)	119,157,811	2,479,682,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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